Document and Entity Information	Jun. 13, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001823945
Document Type	8-K/A
Document Period End Date	Jun. 13, 2024
Entity Registrant Name	BLUE OWL CAPITAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39653
Entity Tax Identification Number	86-3906032
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Shares
Trading Symbol	OWL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original 8-K”) filed by Blue Owl Capital Inc. (the “Company”) with the Securities and Exchange Commission on June 14, 2024. The Company is filing this Amendment solely to add Item 5.02 to provide information about the Amended and Restated Blue Owl Capital Inc. 2021 Equity Incentive Plan, which was approved by the Company’s stockholders at the annual meeting of the stockholders held on June 13, 2024, as disclosed in Item 5.07 of the Original 8-K, and to file the Amended and Restated Blue Owl Capital Inc. 2021 Equity Incentive Plan as an exhibit hereto. This Amendment amends and restates the Original 8-K in its entirety.